Hedge accounting	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Hedge accounting

Note 7 – Hedge accounting

There are three types of hedge relations: Fair value hedge, Cash flow hedge, and Hedge of net investment in foreign operations.

In hedge accounting, the groups of risk factors measured by ITAÚ UNIBANCO HOLDING are:

•	Interest Rate: Risk of loss in transactions subject to interest rate variations;

•	Currency: Risk of loss in transactions subject to exchange variation.

The structure of risk limits is extended to the risk factor level, with specific limits that aim at improving the monitoring and understanding process, as well as avoiding concentration of these risks.

The structures designed for categories of interest rate and exchange rate are realized considering aggregate risks when there are compatible hedge instruments. Due to a management’s decision, in certain cases risks are hedged for the term and limit of the hedge instrument risk factor.

The other risk factors hedged by the institution are presented in Note 32.

To protect cash flows and fair value of instruments designated as hedged items, ITAÚ UNIBANCO HOLDING uses derivative financial instruments and financial assets. Currently, Futures Contracts, Options, NDF (non-deliverable forward), Forward, Swap and Financial Assets are used.

ITAÚ UNIBANCO HOLDING manages risks through the economic relationship between hedge instruments and hedged items, where the expectation is that these instruments move in opposite directions and in the same proportion, with the purpose of neutralizing risk factors.

The designated coverage ratio is always 100% of the risk factor eligible for coverage. The sources of ineffectiveness are in general related to the counterparty’s credit risk and possible mismatches of terms between the hedge instrument and the hedged item.

a)	Cash flow hedge

The cash flow hedge strategies of ITAÚ UNIBANCO HOLDING consist of a hedge of exposure to variations in cash flows, payment of interest and exposure to interest rate, which are attributable to changes in interest rates related to assets and liabilities recognized and changes in interest rates of unrecognized assets and liabilities.

ITAÚ UNIBANCO HOLDING has applied cash flow hedge strategies as follows:

Interest rate risks

•	Hedge of time deposits and repurchase agreements: to hedge of the variability in cash flows of interest payments resulting from changes in the DI interest rate, through futures contracts;

•	Hedge of Syndicated Loan: to hedge the variability in cash flow of interest payments resulting from changes in the LIBOR interest rate, through futures contracts;

•	Hedge of asset transactions: to hedge the variations in cash flows of interest receipts resulting from changes in the DI rate, through futures contracts;

•	Hedge of assets denominated in UF*: to hedge the variations in cash flows of interest receipts resulting from changes in the UF*, through swap contracts;

•	Hedge of Funding: to hedge the variations in cash flows of interest payments resulting from changes in the TPM* rate and foreign exchange, through swap contracts;

•	Hedge of loan operations: to hedge the variations in cash flows of interest receipts resulting from changes in the TPM* rate, through swap contracts;

•	Hedge of asset-backed securities under repurchase agreements: to hedge changes in cash flows from interest received on changes in Selic (benchmark interest rate), through futures contracts.

*	UF – Chilean unit of account / TPM – Monetary policy rate

ITAÚ UNIBANCO HOLDING does not use the qualitative method to evaluate the effectiveness and to measure the ineffectiveness of such strategies.

In such strategies of cash flow hedge, ITAÚ UNIBANCO HOLDING uses the hypothetical derivative method. The hypothetical derivative method is based on a comparison of the change in the fair value of a hypothetical derivative with terms identical to the critical terms of the variable-rate liability, and this change in the fair value of a hypothetical derivative is considered a proxy of the present value of the cumulative change in the future cash flow expected for the hedged liability.

a)	Hedge Cash flow

Strategies	Heading	12/31/2018
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Nominal Value	Variation in the amounts used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of deposits and repurchase agreements	Securities purchased under agreements to resell	0	29,727	(1,682)	(2,946)	29,727	(1,800)
Hedge of assets transactions	Loan operations and lease operations and Securities	7,866	0	136	136	8,003	136
Hedge of Asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	36,668	0	353	353	38,013	359
Hedge of loan operations	Loan operations and lease operations	274	0	6	6	268	7
Hedge of funding	Deposits	0	3,200	78	86	3,105	82
Hedge of assets denominated in UF	Securities	13,247	0	26	26	13,221	23
Foreign exchange risk
Hedge of highly probable forecast transactions		71	0	6	6	71	6

Total		58,126	32,927	(1,077)	(2,333)	92,408	(1,187)

Strategies	Heading	12/31/2017
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Nominal Value	Variation in the amounts used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of deposits and repurchase agreements	Securities purchased under agreements to resell	—	62,667	(3,227)	(3,227)	62,667	(3,377)
Hedge of assets transactions	Loan operations and lease operations and Securities	23,490	—	429	429	23,919	429
Hedge of Asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	31,099	—	672	672	31,855	670
Hedge of loan operations	Loan operations and lease operations	1,124	—	14	14	1,124	13
Hedge of funding	Deposits	—	6,444	(16)	(16)	6,444	(17)
Hedge of assets denominated in UF	Securities	15,227	—	(29)	(29)	15,227	(34)
Foreign exchange risk
Hedge of highly probable forecast transactions		219	—	(5)	(5)	232	(5)

Total		71,159	69,111	(2,162)	(2,162)	141,468	(2,321)

For strategies of deposits and repurchase agreements to resell, asset transactions and asset-backed securities under repurchase agreements, the entity frequently reestablishes the coverage relationship, since both the hedged item and instruments change over time. This is so because they are portfolio strategies, reflecting guidelines for risk management strategy approved in the proper approval level.

The amount of R$ (1,615) in Reserve of Cash Flow Hedge will be recognized in result for the maturity term of the hedged item. In the period ended December 31, 2018, the amount of R$ (499) was recognized in Result related to this deferral.

Hedge Instruments	12/31/2018
	Nominal Value	Book Value (*)		Variations in fair value used to calculate hedge ineffectiveness	Variation in value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from Cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Interest rate futures	75,743	256	21	(1,305)	(1,193)	(112)	0
Interest rate Swap	16,594	3,023	13,519	112	110	2	0
Foreign currency risk
DDI futures	6	5	0	1	1	0
Option	65	9	0	5	5	0	0

Total	92,408	3,293	13,540	(1,187)	(1,077)	(110)	0

Hedge Instruments	12/31/2017
	Nominal Value	Book Value (*)		Variations in fair value used to calculate hedge ineffectiveness	Variation in value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from Cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Interest rate futures	118,441	13	(32)	(2,278)	(2,126)	(152)	—
Interest rate Swap	22,795	14	(44)	(38)	(31)	(7)	—
Foreign currency risk
DDI futures	78	—	—	1	1	—	—
Option	154	9	—	(6)	(6)	—	—

Total	141,468	36	(76)	(2,321)	(2,162)	(159)	—

(*)	Amounts recorded in the Derivatives.

For strategies of deposits and repurchase agreements to resell, asset transactions and asset-backed securities under repurchase agreements, the entity frequently reestablishes the coverage relationship, since both the hedged item and instruments change over time. This is so because they are portfolio strategies, reflecting guidelines for risk management strategy approved in the proper approval level.

b)	Hedge of net investment in foreign operations

ITAÚ UNIBANCO HOLDING strategies of net investments in foreign operations consist of a hedge of the exposure in foreign currency arising from the functional currency of the foreign operation, with respect to the functional currency of the head office, by contracting futures, DDI, NDF and financial assets.

The risk hedged in this type of strategy is the foreign exchange risk.

ITAÚ UNIBANCO HOLDING does not use the qualitative method to assess the effectiveness and measure the ineffectiveness of these strategies.

To evaluate the effectiveness and to measure the ineffectiveness of such strategies, ITAÚ UNIBANCO HOLDING uses the Dollar Offset Method. The Dollar Offset Method is based on a comparison of the change in fair value (cash flow) of the hedge instrument, attributable to changes in exchange rate and gain (loss) arising from the variation in exchange rates, on the amount of investment abroad designated as a hedged item.

Strategies	12/31/2018
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other comprehensive income	Foreign currency convertion	Nominal Value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	0	14,820	(7,300)	(7,300)	12,550	(7,296)

Total	0	14,820	(7,300)	(7,300)	12,550	(7,296)

Strategies	12/31/2017
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other comprehensive income	Foreign currency convertion	Nominal Value	Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	—	13,074	(5,507)	(5,507)	10,561	(5,503)

Total	—	13,074	(5,507)	(5,507)	10,561	(5,503)

(1)	Hedge instruments include the overhedge rate of 44.65% regarding taxes.
(2)	Amounts recorded in the Hedge of net investment in foreign operation.

Hedge instruments	12/31/2018
	Nominal Value	Book Value (*)		Variations in fair value used to calculate hedge ineffectiveness	Variation in value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency convertion into income
		Assets	Liabilities
Foreign exchange risk
DDI futures	27,990	0	113	(11,394)	(11,353)	(41)	0
Forward	(1,470)	1,059	0	764	726	38	0
NDF	(13,167)	255	0	3,198	3,189	9	0
Financial Assets	(803)	803	0	136	138	(2)	0

Total	12,550	2,117	113	(7,296)	(7,300)	4	0

Hedge instruments	12/31/2017
	Nominal Value	Book Value (*)		Variations in fair value used to calculate hedge ineffectiveness	Variation in value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency convertion into income
		Assets	Liabilities
Foreign exchange risk
DDI futures	23,641	49	—	(7,646)	(7,605)	(41)	—
Forward	(1,065)	1,050	—	661	623	38	—
NDF	(11,474)	—	357	1,525	1,516	9	—
Financial Assets	(541)	541	—	(43)	(41)	(2)	—

Total	10,561	1,640	357	(5,503)	(5,507)	4	—

(*)	Amounts recorded in the Derivatives.

c)	Fair value hedge

The fair value hedge strategy of ITAÚ UNIBANCO HOLDING consists in hedging the exposure to variation in fair value, in the receipt and payment of interest related to recognized assets and liabilities.

ITAÚ UNIBANCO HOLDING has applied fair value hedge as follows:

Interest rate risk:

•	To protect the risk of variation in the fair value of receipt and payment of interest resulting from variations in the fair value of variable rates involved, by contracting swaps and futures.

ITAÚ UNIBANCO HOLDING does not use the qualitative method to assess effectiveness and to measure ineffectiveness of these strategies.

To evaluate the effectiveness and to measure the ineffectiveness of such strategy, ITAÚ UNIBANCO HOLDING uses the percentage approach and dollar offset method:

•

The percentage approach is based on the calculation of change in the fair value of the reviewed estimate for the hedged position (hedge item) attributable to the protected risk versus the change in the fair value of the hedged derivative instrument.

•

The dollar offset method is calculated based on the difference between the variation of the fair value of the hedging instrument and the variation in the fair value of the hedged item attributed to changes in the interest rate.

The effects of hedge accounting on the financial position and performance of ITAÚ UNIBANCO HOLDING are presented below:

Strategies	12/31/2018
	Hedged Item					Hedge Instruments
	Book Value (*)		Fair value		Variation in the amounts used to calculate hedge ineffectiveness	Nominal Value	Variation in value recognized in income
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of loan operations	7,066	0	7,119	0	53	7,066	(54)
Hedge of funding	0	9,124	0	9,081	(43)	9,124	43
Hedge of fair value through other comprehensive income	5,391	0	5,483	0	93	5,401	(82)

Total	12,457	9,124	12,602	9,081	103	21,591	(93)

Strategies	12/31/2017
	Hedged Item					Hedge Instruments
	Book Value (*)		Fair value		Variation in the amounts used to calculate hedge ineffectiveness	Nominal Value	Variation in value recognized in income
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of loan operations	5,977	—	5,978	—	(50)	5,977	52
Hedge of funding	—	12,157	—	9,562	108	12,157	(113)
Hedge of syndicated loan	—	794	—	779	—	794	—
Hedge of fair value through other comprehensive income	482	—	450	—	(33)	482	34

Total	6,459	12,951	6,428	10,341	25	19,410	(27)

(*)	Amounts recorded in the heading Deposits, Securities, Funds from Interbank Markets and Loan and Lease Operation.

For loan operations strategies, the entity reestablishes the coverage ratio, since both the hedged item and the instruments change over time. This occurs because they are portfolio strategies that reflect the risk management strategy guidelines approved in the proper authority level.

Hedge Instruments	12/31/2018
	Nominal Value	Book value (*)		Variation in the amount used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Interest rate Swap	21,591	86	1,078	(93)	10

Total	21,591	86	1,078	(93)	10

Hedge Instruments	12/31/2017
	Nominal Value	Book value (*)		Variation in the amount used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Interest rate Swap	19,410	86	114	(27)	(2)

Total	19,410	86	114	(27)	(2)

(*)	Amounts recorded in the Derivatives.

The tables below present, for each strategy, the nominal value and the fair value adjustments of hedge instruments and the book value of the hedged item:

Strategies	12/31/2018			12/31/2017
	Hedge instruments		Hedged item	Hedge instruments		Hedged item
	Nominal Value	Fair value adjustments	Book Value	Nominal Value	Fair value adjustments	Book Value
Hedge of deposits and repurchase agreements	29,727	(21)	29,727	62,667	(32)	62,667
Hedge of highly probable forecast transactions	71	6	71	232	9	219
Hedge of net investment in foreign operations (*)	12,550	2,230	14,820	10,561	1,283	13,074
Hedge of loan operations (Fair value)	7,066	(54)	7,066	5,977	52	5,977
Hedge of loan operations (Cash flow)	268	7	274	1,124	14	1,124
Hedge of funding (Fair value)	9,124	43	9,124	12,157	(114)	12,157
Hedge of funding (Cash flow)	3,105	82	3,200	6,444	(16)	6,444
Hedge of syndicated loan (Fair value)	0	0	0	794		794
Hedge of assets transactions	8,003	136	7,866	23,919	2	23,490
Hedge of Asset-backed securities under repurchase agreements	38,013	8	36,668	31,855	11	31,099
Hedge of assets denominated in UF	13,221	23	13,247	15,227	(28)	15,227
Hedge of fair value through other comprehensive income	5,401	(82)	5,391	482	34	482

Total	0	2,378	0		1,215

(*)	Hedge instruments include the overhedge rate of 44.65% regarding taxes.

The table below shows the breakdown by maturity of the hedging strategies:

Strategies	12/31/2018
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	over 10 years	Total
Hedge of deposits and repurchase agreements	11,925	4,729	3,519	0	5,737	3,817	0	29,727
Hedge of highly probable forecast transactions	71	0	0	0	0	0	0	71
Hedge of net investment in foreign operations (*)	12,550	0	0	0	0	0	0	12,550
Hedge of loan operations (Fair value)	293	1,416	1,793	1,379	375	822	988	7,066
Hedge of loan operations (Cash flow)	0	28	162	78	0	0	0	268
Hedge of funding (Fair value)	1,590	297	154	391	377	3,972	2,343	9,124
Hedge of funding (Cash flow)	2,874	0	0	0	0	231	0	3,105
Hedge of assets transactions	6,346	0	1,657	0	0	0	0	8,003
Hedge of Asset-backed securities under repurchase agreements	26,943	5,838	1,517	0	3,715	0	0	38,013
Hedge of assets denominated in UF	12,241	924	56	0	0	0	0	13,221
Hedge of fair value through other comprehensive income	4,223	0	0	0	0	1,178	0	5,401

Total	79,056	13,232	8,858	1,848	10,204	10,020	3,331	126,549

Strategies	12/31/2017
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	over de 10 years	Total
Hedge of deposits and repurchase agreements	31,471	11,205	6,210	12,125	—	1,656	—	62,667
Hedge of highly probable forecast transactions	162	70	—	—	—	—	—	232
Hedge of net investment in foreign operations (*)	10,561	—	—	—	—	—	—	10,561
Hedge of loan operations (Fair value)	268	143	628	1,502	1,335	642	1,459	5,977
Hedge of loan operations (Cash flow)	—	—	27	157	75	865	—	1,124
Hedge of funding (Fair value)	2,399	3,669	799	218	348	2,099	2,625	12,157
Hedge of funding (Cash flow)	1,646	749	1,026	884	525	1,614	—	6,444
Hedge of syndicated loan (Fair value)	794	—	—	—	—	—	—	794
Hedge of assets transactions	16,726	5,940	—	1,253	—	—	—	23,919
Hedge of Asset-backed securities under repurchase agreements	251	25,209	3,956	1,349	—	1,090	—	31,855
Hedge of assets denominated in UF	12,352	2,822	—	53	—	—	—	15,227
Hedge of fair value through other comprehensive income	—	—	223	—	—	259	—	482

Total	76,630	49,807	12,869	17,541	2,283	8,225	4,084	171,439

(*)	Classified as current, since instruments are frequently renewed.